UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:             CAVU Capital Advisors, LLC

Address:          20 Marshall Street, Suite 102
                  South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Gilmore
Title: Chief Financial Officer
Phone: 203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                 South Norwalk, CT           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $170,563
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
AMETEK INC NEW                 COM             031100100    6366     191000   SH            SOLE               191000
ANADARKO PETE CORP             COM             032511107    1792      30000   SH            SOLE                30000
AVON PRODS INC                 COM             054303102    5707     175000   SH            SOLE               175000
BALL CORP                      COM             058498106   11238     230000   SH            SOLE               230000
BORGWARNER INC                 COM             099724106   10305     370000   SH            SOLE               370000       0  0
BROADCOM CORP                  CL A            111320107    2966     103600   SH            SOLE               103600       0  0
CHURCH & DWIGHT INC            COM             171340102    3966      70000   SH            SOLE                70000
CIENA CORP                     COM NEW         171779309    2989     203900   SH            SOLE               203900
CUMMINS INC                    COM             231021106    5530     130000   SH            SOLE               130000       0  0
DELL INC                       COM             24702R101    3008     200000   SH            SOLE               200000
DIANA SHIPPING INC             COM             Y2066G104     631      50000   SH            SOLE                50000
E M C CORP MASS                COM             268648102    1562      93200   SH            SOLE                93200
FORD MTR CO DEL                COM PAR $0.01   345370860   20178    2950000   SH            SOLE              2950000       0  0
FOREST OIL CORP                COM PAR $0.01   346091705    3496     195000   SH            SOLE               195000       0  0
HALLIBURTON CO                 COM             406216101    6709     260640   SH            SOLE               260640
HEWLETT PACKARD CO             COM             428236103    7247     160040   SH            SOLE               160040
ILLINOIS TOOL WKS INC          COM             452308109    9176     220100   SH            SOLE               220100       0  0
INTEL CORP                     COM             458140100    6829     360000   SH            SOLE               360000
INTERNATIONAL GAME TECHNOLOG   COM             459902102    9117     457200   SH            SOLE               457200
ISHARES TR INDEX               BARCLYS 20+ YR  464287432     495       5000   SH            SOLE                 5000
KEY ENERGY SVCS INC            COM             492914106    3267     425379   SH            SOLE               425379       0  0
KOHLS CORP                     COM             500255104    2743      50000   SH            SOLE                50000       0  0
LAM RESEARCH CORP              COM             512807108    3179      97800   SH            SOLE                97800
NVIDIA CORP                    COM             67066G104    1194      86200   SH            SOLE                86200       0  0
PARKER HANNIFIN CORP           COM             701094104    6897     139340   SH            SOLE               139340       0  0
PENN NATL GAMING INC           COM             707569109    5516     211600   SH            SOLE               211600
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD  73936B408    1874      76412   SH            SOLE                76412       0  0
PROCTER & GAMBLE CO            COM             742718109    6526     115000   SH            SOLE               115000       0  0
RESEARCH IN MOTION LTD         COM             760975102    3598      55000   SH            SOLE                55000
SCHLUMBERGER LTD               COM             806857108    7689     135300   SH            SOLE               135300
SYMANTEC CORP                  COM             871503108    1811     113380   SH            SOLE               113380
THOMAS & BETTS CORP            COM             884315102    2875      99769   SH            SOLE                99769       0  0
TRW AUTOMOTIVE HLDGS CORP      COM             87264S106    3314     217590   SH            SOLE               217590
VMWARE INC                     CL A COM        928563402     773      20000   SH            SOLE                20000       0  0


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